SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the three months ended March 31, 2009, the Company implemented a restricted share unit plan for certain employees. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period.

  During the three months ended March 31, 2011, the Company funded the plan by transferring $3.7 million (2010 — $4.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are amortized back into basic EPS over the vesting period. All of the shares held by the Trust were included in the diluted EPS calculations.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2011 were exercised:

Common shares outstanding at June 30, 2011	169,141,820
Employees' stock options	9,047,351
Warrants	8,600,000
Restricted share unit plan	65,941

186,855,112

  During the six months ended June 30, 2011, 2,593,785 (2010 — 2,795,080) options were granted with an exercise price of C$76.46 (2010 — C$57.05), 217,388 (2010 — 285,373) employee stock options were exercised for cash of $8.9 million (2010 — $9.5 million), and 91,750 (2010 — 53,050) options were cancelled with a weighted average exercise price of C$66.87 (2010 — C$55.70).

  During the three months ended June 30, 2011, 19,000 (2010 — 40,000) options were granted with an exercise price of C$63.39 (2010 — C$63.70), 53,169 (2010 — 226,048) employee stock options were exercised for cash of $2.1 million (2010 — $8.2 million), and zero (2010 — 42,500) options were cancelled with a weighted average exercise price of nil (2010 — C$57.14).

  The following table illustrates the changes in common shares for the six months ended June 30, 2011:

	# of Shares	$ Amount
Common shares, beginning of period	168,720,355	3,078,217
Shares issued under Employee Stock Option Plan	217,388	11,168
Shares issued under Incentive Share Purchase Plan	146,546	9,609
Shares issued under Dividend Reinvestment Plan	80,331	4,943
Restricted share unit plan	(22,800)	(1,796)

Common shares, end of period	169,141,820	3,102,141

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income	$68,825	$100,360	$114,089	$122,692

Weighted average number of common shares outstanding — basic	169,029,450	156,899,468	168,948,799	156,789,221
Add: Dilutive impact of employee stock options	1,086,858	1,047,887	1,086,858	1,047,887
Dilutive impact of warrants	2,265,878	1,915,390	2,530,192	1,690,164
Dilutive impact of treasury shares related to restricted share unit plan	65,941	57,468	65,941	57,468

Weighted average number of common shares outstanding — diluted	172,448,127	159,920,213	172,631,790	159,584,740

Net income per share — basic	$0.41	$0.64	$0.68	$0.78

Net income per share — diluted	$0.40	$0.63	$0.66	$0.77

  The calculation of diluted net income per share has been computed using the treasury stock method. A total of 718,696 employee stock options were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.

  For the three and six months ended June 30, 2011 and 2010, the Company's warrants were dilutive and were included in the calculation of diluted net income per share.